UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-8061
                                    -------------------------------------------

                               Diamond Hill Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             375 North Front Street, Suite 300, Columbus, Ohio     43215
-------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

  James F. Laird, Jr., 375 North Front Street, Suite 300, Columbus, Ohio 43215
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 255-3333
                                                      -------------------------

Date of fiscal year end:   12/31
                        ----------

Date of reporting period:  09/30/05
                         ------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                             Schedule of Investments
                         September 30, 2005 (Unaudited)

                                                       Shares     Market Value
-------------------------------------------------------------------------------

Preferred Stock -- 0.1%
Finance -- 0.1%
Lehman Brothers Holdings                                  5,000     $   126,450
-------------------------------------------------------------------------------

Common Stocks -- 70.5%
Consumer Discretionary -- 19.3%
Acco Brands Corp.*                                      155,000       4,374,100
American Greetings Corp.                                250,000       6,849,999
Belo Corp.                                              190,000       4,343,400
Callaway Golf Co.                                       270,000       4,074,300
CPI Corp.                                                26,600         467,894
 Lodgenet Entertainment Corp.*                          158,000       2,327,340
MoneyGram International, Inc.                           200,000       4,342,000
Multimedia Games, Inc.                                   95,000         922,450
Steiner Leisure Ltd.*                                    60,500       2,055,185
The Brink's Co.                                         122,000       5,009,320
The Finish Line, Inc.                                   230,000       3,355,700
United Auto Group, Inc.                                  97,000       3,204,880
-------------------------------------------------------------------------------
                                                                     41,326,568
-------------------------------------------------------------------------------

Consumer Staples -- 1.0%
Del Monte Foods Co.*                                    210,000       2,253,300
-------------------------------------------------------------------------------

Energy -- 16.2%
Berry Petroleum Company                                  55,500       3,701,295
Cimarex Energy Co.*                                     140,000       6,346,200
Encore Acquisition Co.*                                 162,500       6,313,125
Gulf Island Fabrication, Inc.                             5,000         143,750
Helmerich & Payne                                        67,000       4,046,130
Lufkin Industries, Inc.                                  71,000       3,092,050
Remington Oil & Gas Corp.*                               55,000       2,282,500
RPC, Inc.                                                 5,350         137,816
Southwestern Energy Co.*                                 35,800       2,627,720
Tidewater, Inc.                                          80,000       3,893,600
Whiting Petroleum Corp.*                                 54,000       2,367,360
-------------------------------------------------------------------------------
                                                                     34,951,546
-------------------------------------------------------------------------------

Financial -- 7.0%
1st Source Corp.                                         92,000       2,129,800
Access Anytime Bancorp, Inc.*                            20,000         340,800
Commercial Capital Bancorp                              150,000       2,550,000
Eagle Hospitality Properties Trust, Inc.                227,150       2,266,957
Greene County Bancshares, Inc.                           77,000       1,631,630
First State Bancorporation                                8,500         219,980
Hanmi Financial Corp.                                    57,340       1,029,253
ITLA Capital Corp.*                                      34,000       1,784,660
MAF Bancorp, Inc.                                        51,545       2,113,345
PXRE Group Ltd.                                          70,000         942,200
-------------------------------------------------------------------------------
                                                                     15,008,625
-------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                                                  Shares      Market Value
----------------------------------------------------------------------------------------------------------
Common Stocks -- 70.5% continued
Health Care -- 2.5%
Manor Care, Inc.                                                                     60,500   $  2,323,805
PacifiCare Health Systems, Inc.*                                                     38,000      3,031,640
----------------------------------------------------------------------------------------------------------
                                                                                                 5,355,445
----------------------------------------------------------------------------------------------------------

Industrial -- 13.9%
AirTran Holdings, Inc.                                                              190,000      2,405,400
Ennis Business Forms, Inc.                                                           49,000        823,200
Frontier Airlines, Inc.*                                                            225,000      2,200,500
Gevity HR, Inc.                                                                     125,000      3,405,000
Kaydon Corp.                                                                         82,000      2,329,620
Lincoln Electric Holdings, Inc.                                                      55,000      2,167,000
Republic Airways Holdings, Inc.*                                                    150,361      2,151,666
The Greenbrier Companies, Inc.                                                       95,000      3,157,800
Trinity Industries, Inc.                                                            120,000      4,858,800
U.S. Airways Group, Inc.*                                                           236,301      4,964,676
Washington Group International, Inc.*                                                26,572      1,431,965
----------------------------------------------------------------------------------------------------------
                                                                                                29,895,627
----------------------------------------------------------------------------------------------------------

Information Technology -- 1.8%
QAD, Inc.                                                                           265,000      2,196,850
The TriZetto Group, Inc.*                                                           123,047      1,737,424
----------------------------------------------------------------------------------------------------------
                                                                                                 3,934,274
----------------------------------------------------------------------------------------------------------

Materials -- 7.3%
American Pacific Corp.*                                                              19,500        115,362
Bowater, Inc.                                                                       140,000      3,957,800
Buckeye Technologies, Inc.*                                                         520,000      4,222,400
Century Aluminum Co.*                                                               225,000      5,058,000
Martin Marietta Materials, Inc.                                                      30,000      2,353,800
----------------------------------------------------------------------------------------------------------
                                                                                                15,707,362
----------------------------------------------------------------------------------------------------------

Utilities -- 1.5%
WPS Resources Corp.                                                                  57,000      3,294,600
----------------------------------------------------------------------------------------------------------
Total Common Stocks                                                                           $151,727,347
----------------------------------------------------------------------------------------------------------

Registered Investment Companies -- 10.1%
First American Government Obligations Fund - Class Z                             10,900,028   $ 10,900,028
First American Prime Obligations Fund - Class Z                                  10,900,028     10,900,028
----------------------------------------------------------------------------------------------------------
Total Registered Investment Companies                                                         $ 21,800,056
----------------------------------------------------------------------------------------------------------

                                                                                 Par Value    Market Value
----------------------------------------------------------------------------------------------------------
Corporate Bond -- 1.0%

Huntington National Bank LC - Vineyard Community Church, 4.00%, 8/1/22            2,225,000   $  2,225,000
----------------------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Small Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                    Par Value      Market Value
-------------------------------------------------------------------------------

U.S. Treasury Obligations -- 18.3%
U.S. Treasury Note, 5.88%, 11/15/05               $ 10,500,000     $ 10,527,887
U.S. Treasury Note, Discount Note, 10/6/05           9,500,000        9,497,863
U.S. Treasury Note, Discount Note, 10/20/05          9,000,000        8,987,148
U.S. Treasury Note, Discount Note, 11/17/05         10,500,000       10,457,318
-------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                    $ 39,470,216
-------------------------------------------------------------------------------

Total Investment Securities -- 100.0%                              $215,349,069
(Amortized Cost $191,143,986)

Other Assets In Excess Of Liabilities -- 0.0%                            86,146

-------------------------------------------------------------------------------
Net Assets -- 100.0%                                               $215,435,215
-------------------------------------------------------------------------------

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                             Schedule of Investments
                         September 30, 2005 (Unaudited)

                                                 Shares           Market Value
------------------------------------------------------------------------------

Common Stocks -- 83.2%
Consumer Discretionary -- 10.7%
American Greetings Corp.                         38,600            $ 1,057,640
Belo Corp.                                       26,900                614,934
Fortune Brands, Inc.                             11,100                902,763
MoneyGram International, Inc.                    17,000                369,070
Southwest Airlines Co.                           33,000                490,050
The Black & Decker Corp.                         11,700                960,453
The Brink's Co.                                  21,600                886,896
------------------------------------------------------------------------------
                                                                     5,281,806
------------------------------------------------------------------------------

Consumer Staples -- 2.6%
Archer-Daniels-Midland Co.                       16,900                416,754
Kimberly-Clark Corp.                             14,300                851,279
------------------------------------------------------------------------------
                                                                     1,268,033
------------------------------------------------------------------------------

Energy -- 22.6%
Anadarko Petroleum Corp.                         18,700              1,790,525
Apache Corp.                                     30,100              2,264,122
Burlington Resources, Inc.                       16,400              1,333,648
Chevron Texaco Corp.                             17,900              1,158,667
ConocoPhillips                                   32,700              2,286,057
Devon Energy Corp.                               34,400              2,361,215
------------------------------------------------------------------------------
                                                                    11,194,234
------------------------------------------------------------------------------

Financial -- 11.7%
Allstate Corp.                                   16,700                923,343
Comerica, Inc.                                   15,700                924,730
MBNA Corp.                                       46,600              1,148,224
U.S. Bancorp                                     49,200              1,381,536
Wells Fargo & Co.                                24,600              1,440,822
------------------------------------------------------------------------------
                                                                     5,818,655
------------------------------------------------------------------------------

Health Care -- 9.3%
Boston Scientific Corp.*                         38,300            $   895,071
Johnson & Johnson                                14,700                930,216
Manor Care, Inc.                                 19,800                760,518
PacifiCare Health Systems, Inc.*                 18,600              1,483,908
Pfizer, Inc.                                     21,000                524,370
------------------------------------------------------------------------------
                                                                     4,594,083
------------------------------------------------------------------------------

                               Diamond Hill Funds

                           Diamond Hill Large Cap Fund
                       Schedule of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                             Shares       Market Value
--------------------------------------------------------------------------------------
Common Stocks -- 83.2% continued
Industrial -- 11.2%
Acco Brands Corp.*                                              1,645      $    46,422
Fluor Corp.                                                    26,100        1,680,318
Norfolk Southern Corp.                                         35,500        1,439,880
Parker Hannifin Corp.                                           7,200          463,032
Trinity Industries, Inc.                                       22,600          915,074
Union Pacific Corporation                                      13,900          996,630
--------------------------------------------------------------------------------------
                                                                             5,541,356
--------------------------------------------------------------------------------------

Materials -- 12.3%
Bowater, Inc.                                                  10,900          308,143
Dow Chemical Co.                                               22,700          945,909
MeadWestvaco Corp.                                             33,600          928,032
Phelps Dodge Corp.                                             19,500        2,533,635
Vulcan Materials Co.                                              950           70,500
Weyerhaeuser Co.                                               19,100        1,313,125
--------------------------------------------------------------------------------------
                                                                             6,099,344
--------------------------------------------------------------------------------------

Utilities -- 2.8%
Dominion Resources, Inc.                                       16,200        1,395,468
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Total Common Stocks                                                        $41,192,979
--------------------------------------------------------------------------------------

Registered Investment Companies -- 9.9%
First American Government Obligations Fund - Class Z        2,459,362      $ 2,459,362
First American Prime Obligations Fund - Class Z             2,459,362        2,459,362
--------------------------------------------------------------------------------------
Total Registered Investment Companies                                      $ 4,918,724
--------------------------------------------------------------------------------------

                                                           Par Value      Market Value
--------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 4.0%
U.S. Treasury Note, Discount Note, 10/6/05                $ 2,000,000      $ 1,999,550

--------------------------------------------------------------------------------------
Total Investment Securities -- 97.1%                                       $48,111,253
(Amortized Cost $40,574,621)

Other Assets In Excess Of Liabilities -- 2.9%                                1,437,635
--------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                       $49,548,888
--------------------------------------------------------------------------------------

* Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                             Schedule of Investments
                         September 30, 2005 (Unaudited)

                                                       Shares     Market Value
------------------------------------------------------------------------------

Common Stocks -- 77.3%
Consumer Discretionary -- 9.4%
Acco Brands Corp. * +                                     9,211    $   259,934
American Greetings Corp. +                              115,300      3,159,220
Belo Corp. +                                            125,200      2,862,072
Fortune Brands, Inc. +                                   47,500      3,863,175
MoneyGram International, Inc. +                          80,700      1,751,997
The Black & Decker Corp. +                               47,100      3,866,439
The Brink's Co. +                                        90,200      3,703,612
------------------------------------------------------------------------------
                                                                    19,466,449
------------------------------------------------------------------------------

Energy -- 23.6%
Anadarko Petroleum Corp. +                               83,500      7,995,125
Apache Corp. +                                          118,500      8,913,570
Burlingtion Resources, Inc. +                            81,800      6,651,976
Cimarex Energy Co. * +                                  116,800      5,294,544
ConocoPhillips +                                        134,200      9,381,922
Devon Energy Corp. +                                    148,200     10,172,447
------------------------------------------------------------------------------
                                                                    48,409,584
------------------------------------------------------------------------------

Financial -- 9.7 %
Allstate Corp. +                                         81,000      4,478,490
MBNA Corp.                                              170,400      4,198,656
U.S. Bancorpt                                           196,200      5,509,296
Wells Fargo & Co. +                                     101,200      5,927,284
------------------------------------------------------------------------------
                                                                    20,113,726
------------------------------------------------------------------------------

Health Care -- 7.9%
Boston Scientific Corp. * +                             135,900      3,175,983
Johnson & Johnsont                                       56,000      3,543,680
Manor Care, Inc. +                                       92,450      3,551,005
PacifiCare Health Systems, Inc. * +                      76,700      6,119,126
------------------------------------------------------------------------------
                                                                    16,389,794
------------------------------------------------------------------------------

Industrial -- 12.0%
Fluor Corp. +                                           106,900      6,882,222
Norfolk Southern Corp. +                                166,600      6,757,296
Trinity Industries, Inc. +                              124,000      5,020,760
U.S. Airways Group, Inc. *                               51,583      1,083,761
Union Pacific Corporation +                              66,350      4,757,295
------------------------------------------------------------------------------
                                                                    24,501,334
------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                       Schedule of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                                    Shares      Market Value
--------------------------------------------------------------------------------------------
Common Stocks -- 77.3% continued
Materials -- 11.6%
Dow Chemical Co. +                                                   110,600    $  4,608,702
MeadWestvaco Corp. +                                                 145,900       4,029,758
Phelps Dodge Corp. +                                                  85,500      11,109,015
Weyerhaeuser Co. +                                                    62,250       4,279,688
--------------------------------------------------------------------------------------------
                                                                                  24,027,163
--------------------------------------------------------------------------------------------

Utilities -- 3.1%
Dominion Resources, Inc. +                                            74,400       6,408,816
--------------------------------------------------------------------------------------------
Total Common Stocks
                                                                                $159,316,866
--------------------------------------------------------------------------------------------

Registered Investment Companies -- 12.9%
First American Government Obligations Fund - Class Z              12,950,635    $ 12,950,635
First American Prime Obligations Fund - Class Z                   13,735,907      13,735,907
--------------------------------------------------------------------------------------------
Total Registered Investment Companies                                           $ 26,686,542
--------------------------------------------------------------------------------------------

                                                                   Par Value    Market Value
--------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 8.0%
U.S. Treasury Note, Discount Note, 11/15/05                        8,500,000    $  8,522,576
U.S. Treasury Note, Discount Note, 10/6/05                         8,000,000       7,998,200
--------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                 $ 16,520,776
--------------------------------------------------------------------------------------------


Total Investment Securities -- 98.8%                                            $202,524,184
(Amortized Cost $173,165,002)

Segregated Cash With Brokers -- 34.0%
                                                                                  70,151,522
Securities Sold Short -- (33.4)%
(Proceeds $67,060,205)
                                                                                 (68,924,012)


Other Assets In Excess Of Liabilities -- 1.2%                                      2,547,101

--------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                            $206,298,795
--------------------------------------------------------------------------------------------

*  Non-income producing security.

+ Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $129,574,126.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                        Schedule of Securities Sold Short
                         September 30, 2005 (Unaudited)

                                                     Shares         Market Value
--------------------------------------------------------------------------------

Common Stocks -- 79.6%
Consumer Discretionary -- 51.2%
Amazon.com, Inc.*                                      146,900       $ 6,654,570
Apollo Group, Inc.*                                     74,800         4,965,972
Brunswick Corp.                                         35,000         1,320,550
Clear Channel Communications, Inc.                      97,900         3,219,931
Ford Motor Co.                                         194,150         1,914,319
General Motors Corporation                              79,900         2,445,739
Harley-Davidson, Inc.                                   34,550         1,673,602
Kohl's Corp.*                                           75,500         3,788,590
Panera Bread Co.*                                       17,600           900,768
Red Robin Gourmet Burgers, Inc.*                        38,600         1,769,424
Sirius Satellite Radio, Inc.                           160,900         1,053,895
Wal-Mart Stores, Inc.                                   26,100         1,143,702
Winnbago Industries, Inc.                               13,500           391,095
Yahoo!, Inc.*                                          120,100         4,064,184
--------------------------------------------------------------------------------
                                                                      35,306,341
--------------------------------------------------------------------------------

Consumer Staples -- 3.7%
Colgate-Palmolive Co.                                   28,500         1,504,515
Kraft Foods, Inc.                                       34,200         1,046,178
--------------------------------------------------------------------------------
                                                                       2,550,693
--------------------------------------------------------------------------------

Finance -- 1.6%
Wintrust Financial Corp.                                22,500         1,130,850
--------------------------------------------------------------------------------

Health Care -- 4.0%
Tenet Healthcare*                                      245,100         2,752,473
--------------------------------------------------------------------------------

Industrial -- 3.8%
United Parcel Service, Inc.                             37,900         2,620,027
--------------------------------------------------------------------------------

Information Technology -- 15.3%
Applied Materials, Inc.                                 91,500         1,551,840
Cisco Systems, Inc.*                                   169,800         3,044,514
EMC Corp.*                                              81,000         1,048,140
Juniper Networks, Inc.*                                144,000         3,425,760
National Semiconductor Corp.                            55,200         1,451,760
--------------------------------------------------------------------------------
                                                                      10,522,014
--------------------------------------------------------------------------------
Total Common Stocks Sold Short                                       $54,882,398
--------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Focus Long-Short Fund
                  Schedule of Securities Sold Short (Continued)
                         September 30, 2005 (Unaudited)

                                                                     Shares      Market Value
---------------------------------------------------------------------------------------------
Exchange Traded Funds -- 20.4%
Consumer Discretionary -- 15.0 %
Internet HOLDRs Trust*                                                 91,100     $ 5,600,828
Nasdaq 100 Trust, Series I                                            120,200       4,743,092
---------------------------------------------------------------------------------------------
                                                                                   10,343,920
---------------------------------------------------------------------------------------------

Semiconductors -- 5.4%
Semiconductor HOLDRs Trust                                            100,100     $ 3,697,694
---------------------------------------------------------------------------------------------
Total Exchange Traded Funds Sold Short (Proceeds $12,958,967)                     $14,041,614
---------------------------------------------------------------------------------------------



Total Securities Sold Short (Proceeds $67,060,205)                                $68,924,012
---------------------------------------------------------------------------------------------

*  Non-income producing security.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Bank & Financial Fund
                             Schedule of Investments
                         September 30, 2005 (Unaudited)

                                            Shares                Market Value
------------------------------------------------------------------------------

Preferred Stock -- 5.7%
Finance -- 4.5%
1st Source Capital Trust                          3,560            $    89,178
Lehman Brothers Holdings                         14,400                364,176
Merrill Lynch Preferred Capital                  20,000                503,000
------------------------------------------------------------------------------
                                                                       956,354
------------------------------------------------------------------------------

Real Estate Investment Trust -- 1.2%
The Mills Corp.                                  10,000                257,000
------------------------------------------------------------------------------

Total Preferred Stock                                              $ 1,213,354
------------------------------------------------------------------------------

Common Stocks -- 86.3%
Consumer Finance -- 0.9%
Countrywide Financial Corp.                       6,000                197,880
------------------------------------------------------------------------------

Finance - Banks & Thrifts -- 61.9%
1st Source Corp.                                 30,000                694,500
Bank of America Corp.                             9,952                418,979
Bank of New York Co., Inc.                       19,000                558,790
Capital Corp. of the West                         6,240                190,632
Citigroup, Inc.                                  22,600              1,028,752
Comerica, Inc.                                   19,000              1,119,101
Commercial Capital Bancorp, Inc.                 35,264                599,488
Fifth Third Bancorp                              24,610                903,925
First Horizon National Corp.                      8,000                290,800
First State Bancorp                              24,558                520,384
Greene County Bancshares, Inc.                    1,500                 38,820
Hanmi Financial Corp.                            25,318                454,458
ITLA Capital Corp.*                              11,302                593,242
MAF Bancorp, Inc.                                12,589                516,149
MBNA Corp.                                       25,000                616,000
National City Corp.                              15,000                501,600
PNC Financial Services Group                     12,500                725,250
Sovereign Bancorp, Inc.                          20,510                452,040
U.S. Bancorp                                     39,000              1,095,120
Wachovia Corp.                                   13,180                627,236
Wells Fargo & Co.                                19,000              1,112,830
------------------------------------------------------------------------------
                                                                    13,058,096
------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Bank & Financial Fund
                       Schedule of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                                             Shares       Market Value
------------------------------------------------------------------------------------------------------
Common Stocks -- 86.3% continued
Financial - Diversified -- 11.0%
Federal Home Loan Mortgage Corp.                                                16,000    $    903,360
Mellon Financial Corp.                                                          10,000         319,700
Merrill Lynch & Co., Inc.                                                       18,000       1,104,300
------------------------------------------------------------------------------------------------------
                                                                                             2,327,360
------------------------------------------------------------------------------------------------------

Insurance -- 9.0%
Allstate Corp.                                                                  19,000       1,050,510
Assurant, Inc.                                                                  11,950         454,817
Montpelier Re Holdings Ltd.                                                      8,000         198,800
PXRE Group Ltd.                                                                 14,000         188,440
------------------------------------------------------------------------------------------------------
                                                                                             1,892,567
------------------------------------------------------------------------------------------------------

                      Real Estate Investment Trust -- 3.5%
                      ------------------------------------
Eagle Hospitality Properties Trust, Inc.                                        52,300         521,954
First Industrial Realty Trust, Inc.                                              5,600         224,280
------------------------------------------------------------------------------------------------------
                                                                                               746,234
------------------------------------------------------------------------------------------------------

Total Common Stocks                                                                       $ 18,222,137
------------------------------------------------------------------------------------------------------

Registered Investment Companies -- 6.7%
First American Government Obligations Fund - Class Z                           356,600    $    356,600
First American Prime Obligations Fund - Class Z                              1,058,577       1,058,577
------------------------------------------------------------------------------------------------------
Total Registered Investment Companies                                                     $  1,415,177
------------------------------------------------------------------------------------------------------

                                                                             Par Value    Market Value
------------------------------------------------------------------------------------------------------

Convertible Bond -- 1.6%
                                Insurance -- 1.6%
                                -----------------
Fortis Insurance, 7.75%, 1/29/08, 144A                                    $    300,000    $    335,250
------------------------------------------------------------------------------------------------------



Total Investment Securities -- 100.3%                                                     $ 21,185,918
(Amortized Cost $18,827,470)

Other Assets In Excess Of Liabilities -- (0.3%)                                                (67,724)

------------------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                                      $ 21,118,194
------------------------------------------------------------------------------------------------------

*  Non-income producing security.

ADR  - American Depository Receipt

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2005, this security was valued at $335,250 or 1.6% of net assets.

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                             Schedule of Investments
                         September 30, 2005 (Unaudited)

                                                    Shares        Market Value
------------------------------------------------------------------------------

Common Stocks -- 12.8%
Energy -- 9.8%
Atlas Pipeline Partners, L.P.                         19,950        $  973,560
Energy Transfer Partners, L.P.                        39,620         1,385,511
Enterprise Products Partners, L.P.                    37,195           936,570
Markwest Energy Partners, L.P.                         8,000           407,520
Northern Border Partners, L.P.                        20,150           641,778
Pacific Energy Partners, L.P.                         17,675           753,485
Plains All American Pipeline, L.P.                    23,000           724,500
Teekay LNG Partners, L.P.                             15,790           641,074
TEPPCO Partners, L.P.                                 11,518           656,296
------------------------------------------------------------------------------
                                                                     7,120,294
------------------------------------------------------------------------------

Real Estate Investment Trust -- 3.0%
Ashford Hospitality Trust                             54,300           584,268
Crystal River Capital, 144A                            8,000           200,000
Eagle Hospitality Properties Trust, Inc.              80,400           802,392
Education Realty Trust, Inc.                          34,800           581,160
------------------------------------------------------------------------------
                                                                     2,167,820
------------------------------------------------------------------------------
Total Common Stocks                                                 $9,288,114
------------------------------------------------------------------------------

Preferred Stock -- 51.1%
Ace Capital Trust I                                   24,000           614,160
Aetna, Inc., 8.50%                                    12,000           309,720
AGL Capital Trust                                     40,000         1,022,000
Alesco Preferred Funding III +                     1,178,463         1,256,487
Alesco Preferred Funding IV +                            400           415,099
Alesco Preferred Funding V +                              98            98,495
Alesco Preferred Funding VI +                        765,318           765,803
Alesco Preferred Funding VI Series E +               412,581           412,843
Alexandria Real Estate Series C - REIT                37,900           997,528
Allegiant Capital Trust                               10,923           280,284
American General Capital III, 8.05%                   10,000           252,400
Apartment Invt. & Mgmt. Co., 8.00% - REIT             13,000           328,900
Apartment Invt. & Mgmt. Co., 7.75% - REIT              8,000           200,240
Bancorpsouth Capital Trust I, 8.15%                   15,000           390,000
Bear Stearns Capital Trust, 7.80%                     14,800           381,100
BSCH Finance Ltd.                                     19,800           495,000
Capital Automotive Series A - REIT                    13,000           289,900
Capital Automotive Series B - REIT                    20,000           471,000
CBL & Associates Series B - REIT                      19,400         1,012,680
CBL & Associates Series C - REIT                      19,000           484,500
CBL & Associates Series D - REIT                      22,500           568,800
Citigroup Capital VII                                 20,000           511,200
Corporate Backed Trust Certificates, 7.75%             5,000           133,450
Corporate Backed Trust Certificates, 8.20%             5,000           129,400

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                          September 30, 2005(Unaudited)

                                                     Shares       Market Value
------------------------------------------------------------------------------

Preferred Stock -- 51.1% continued
Corporate Backed Trust Certificates, 8.25%            20,000        $  517,000
Corporate Office Trust - REIT                          4,000           104,000
Corts-TR IV Safeco Capital I                           4,000           106,440
Cousins Properties, Inc. Series B - REIT              40,500         1,036,800
Dominion Resource Capital Trust II                    13,000           333,060
Equity Inns, Inc.                                      7,000           183,750
Fleet Capital Trust VI, 8.80%                         40,000         1,020,000
Fort Sheridan, Ltd. +                                330,058           335,411
FPC Capital I                                         39,500           994,215
Gables Residential Trust - REIT                       35,500           887,145
Glimcher Realty Trust                                  5,900           149,801
Health Care REIT, Inc., 7.625%                        17,000           430,100
Health Care REIT, Inc., 7.875%                        10,000           259,688
Huntington Preferred Capital, Inc. - REIT             10,400           300,560
Innkeepers USA Trust                                  16,000           418,400
Kilroy Realty Corp., 7.50% - REIT                     43,000         1,093,920
LaSalle Hotel Properties - REIT                       22,000           551,100
Lexington Corporate Property Trust - REIT             14,500           380,625
MBNA Capital                                           8,000           213,200
Mills Corp.                                           13,500           352,485
Morgan Stanley Capital Trust II                       40,000         1,026,400
National Rural Utility CFC, 7.625%                     7,500           191,250
Parkway Properties, Inc. - REIT                       10,000           262,800
PLC Capital Trust III, 7.50%                          16,000           411,200
Preferredplus Trust                                   18,300           459,696
Preferredplus Trust, 8.00%                             7,000           178,850
Provident Capital Trust III                           34,000           860,540
Provident Capital Trust IV                            17,750           453,513
PS Business Parks, Inc., 7.00% - REIT                 24,400           606,340
PS Business Parks, Inc., 7.60% - REIT                 17,300           441,150
Public Storage, Inc., 8.60% - REIT                    15,000           378,900
Renaissance Holdings Ltd., 8.10% Series A             21,000           531,300
Saturns - AWE                                          5,800           155,440
Saturns - CZN                                          5,000           123,500
Saturns - FON                                         19,500           517,725
SL Green Realty Corp., 7.625% - REIT                   6,600           167,574
St. Paul Capital Trust I                              51,000         1,317,840
Suntrust Capital IV, 7.125%                           17,000           435,540
Suntrust Capital V                                    15,000           383,100
Taberna Preferred Funding, Ltd. +                    786,886           812,598
Taubman Centers, Inc., 8.00% - REIT                   49,060         1,275,560
Telephone & Data Systems                              24,000           613,200
The Mills Corp., 7.875% - REIT                        12,000           308,400
The Mills Corp., 8.75% - REIT                         28,100           744,650
The Mills Corp., 9.00% - REIT                         39,500         1,032,925

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                            Shares         Market Value
---------------------------------------------------------------------------------------
                       Preferred Stock -- 51.1% continued
                       ----------------------------------
Torchmark Capital Trust I                                     10,000        $   260,000
USB Capital III                                               20,000            513,400
Wachovia Preferred Funding - REIT                             24,500            690,900
Zions Capital Trust B                                         16,000            424,800
---------------------------------------------------------------------------------------
Total Preferred Stock                                                       $37,067,780
---------------------------------------------------------------------------------------

                                                           Par Value       Market Value
---------------------------------------------------------------------------------------

Corporate Bonds -- 15.7%
Consumer, Cyclical -- 0.9%
Dana Corp., 10.13%, 3/15/10                              $    75,000        $    76,875
Echostar DBS Corp., 9.13%, 1/15/09                           168,000            176,820
Ford Motor Co., 8.88%, 4/1/06                                412,000            414,060
---------------------------------------------------------------------------------------
                                                                                667,755
---------------------------------------------------------------------------------------

Consumer, Non-Cyclical -- 2.6%
ITT Corp., 6.75%, 11/15/05                                   260,000            260,325
RJ Reynolds Tobacco Holdings, 6.50%, 6/1/07                  500,000            507,500
RJ Reynolds Tobacco Holdings, 7.25%, 6/1/12                1,075,000          1,101,875
---------------------------------------------------------------------------------------
                                                                              1,869,700
---------------------------------------------------------------------------------------

Finance -- 6.0%
Ford Motor Credit Co., 6.25%, 12/8/05                        164,000            164,196
Ford Motor Credit Co. 6.38%, 12/15/05                        150,000            150,226
Ford Motor Credit Co., 9.50%, 6/1/10                         250,000            249,063
General Motors Acceptance Corp., 6.13%, 2/1/07               900,000            894,710
General Motors Acceptance Corp., 6.13%, 1/22/08              800,000            772,458
General Motors Corp., 6.75%, 1/15/06                         250,000            251,307
Tobacco Settlement Financing Corp., 5.92%, 6/1/12            210,000            208,866
UBS Ag Structured, 5.07%, 6/20/08                            750,000            742,500
UBS Ag Structured, 6.60%, 3/20/09                          1,000,000            969,999
---------------------------------------------------------------------------------------
                                                                              4,403,325
---------------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2005 (Unaudited)

                                                                  Par Value     Market Value
--------------------------------------------------------------------------------------------
                       Corporate Bonds -- 15.7% continued
                       ----------------------------------
Industrial -- 4.3%
Beazer Homes, 8.63%, 5/15/11                                     $   305,000     $   321,013
Columbia Energy Group, 7.05%, 11/28/07                               350,000         351,216
D.R. Horton, Inc., 9.75%, 9/15/10                                    100,000         113,803
Georgia-Pacific Corp., 4.88%, 10/1/07                                100,000         101,504
K.B. Home, 8.63%, 12/15/08                                            90,000          95,665
K.B. Home, 7.75%, 2/1/10                                             950,000         978,353
K.B. Home, 9.50%, 2/15/11                                            665,000         703,855
Standard Pacific Corp., 9.25%, 4/15/12                                50,000          53,500
Toll Corp., 8.25%, 2/1/11                                            200,000         209,250
Toll Corp., 8.25%, 12/1/11                                           175,000         185,500
--------------------------------------------------------------------------------------------
                                                                                   3,113,659
--------------------------------------------------------------------------------------------

Retail -- 1.4%
American Greetings, 6.10%, 8/1/28                                    980,000       1,000,825
--------------------------------------------------------------------------------------------

Utilities -- 0.5%
GTE Hawaiian Telephone, 7.00%, 2/1/06                                350,000         350,000
International Telephone, 7.50%, 7/1/11                                40,000          39,740
--------------------------------------------------------------------------------------------
                                                                                     389,740
--------------------------------------------------------------------------------------------

Total Corporate Bonds                                                            $11,445,004
--------------------------------------------------------------------------------------------

U.S. Government Agency Obligations -- 17.2%
FFCB, 4.88%, 9/24/12                                               1,050,000     $ 1,035,828
FHLB, 3.00%, 11/26/07                                                500,000         497,294
FHLB, 4.85%, 8/10/10                                               1,000,000         993,689
FHLB, 4.63%, 4/28/11                                                 650,000         642,199
FHLB, 5.20%, 5/11/12                                               1,000,000       1,000,071
FHLB, 5.13%, 8/22/12                                               1,000,000       1,003,921
FHLB, 5.25%, 8/22/12                                                 500,000         498,158
FHLMC, 5.05%, 4/27/12                                              1,030,000       1,022,929
FHLMC, 5.00%, 5/23/12                                              3,525,000       3,481,167
FNMA, 5.00%, 1/27/12                                                 650,000         646,651
FNMA, 5.00%, 3/2/15                                                  400,000         398,216
FNMA, 5.25%, 7/14/15                                               1,325,000       1,308,939
--------------------------------------------------------------------------------------------

Total U.S. Government Agency Obligations                                         $12,529,062
--------------------------------------------------------------------------------------------

                     Registered Investment Companies -- 3.7%
                     ---------------------------------------

First American Prime Obligations Fund - Class Z                    2,005,511     $ 2,005,511
Nuveen Preferred and Convertible Income Fund II                       26,800         336,072
Nuveen Quality Preferred Income Fund II                               24,400         332,328
--------------------------------------------------------------------------------------------
Total Registered Investment Companies                                            $ 2,673,911
--------------------------------------------------------------------------------------------

Total Investment Securities -- 100.5%                                            $73,003,871
(Amortized Cost $72,651,075)

Other Assets In Excess Of Liabilities -- (0.5%)                                     (329,929)
--------------------------------------------------------------------------------------------
Net Assets -- 100.0%                                                             $72,673,942
--------------------------------------------------------------------------------------------

                               Diamond Hill Funds

                       Diamond Hill Strategic Income Fund
                       Schedule of Investments (Continued)
                         September 30, 2005 (Unaudited)


144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At September 30, 2005, this security was fair valued at $200,00 or .3% of net assets.

+ This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. These securities are illiquid and valued at fair value. Acquisition date and current cost: Alesco III - 3/04, $1,229,878; Alesco IV - 5/04, $400,000; Alesco V -
10/04, $100,000; Alesco VI - 12/04, $800,000; Alesco VI Series E - 03/05,
$431,000; Fort Sheridan, Ltd. - 3/05, $333,684;Taberna Preferred Funding, Ltd. - 3/05, $800,000. At September 30, 2005, these securities had an aggregate market value of $4,096,736, representing 5.6% of net assets.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

                               Diamond Hill Funds

                        Notes to Schedule of Investments
                         September 30, 2005 (Unaudited)


Security valuation -- Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities or other assets for which the above valuation procedures are inappropriate or deemed not to reflect fair value are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees.

Short sales -- The Focus Long-Short Fund, Bank & Financial Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as "Deposits with brokers for securities sold short" on the Statement of Assets & Liabilities.

Repurchase agreements -- In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Security transactions -- Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

Federal tax information -- As of September 30, 2005, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

-------------------------------------------------------------------------------------------------------
                                Federal Tax      Gross Unrealized    Gross Unrealized    Net Unrealized
                                   Cost            Appreciation        Depreciation       Appreciation
-------------------------------------------------------------------------------------------------------
Small Cap Fund                  $191,152,254        $29,095,504        $(4,898,689)        $24,196,815
-------------------------------------------------------------------------------------------------------
Large Cap Fund                  $ 40,581,702        $ 8,466,384        $  (936,833)        $ 7,529,551
-------------------------------------------------------------------------------------------------------
Focus Long-Short Fund           $173,168,913        $37,496,260        $(8,140,989)        $29,355,271
-------------------------------------------------------------------------------------------------------
Bank & Financial Fund           $ 18,868,364        $ 3,193,213        $  (875,659)        $ 2,317,554
-------------------------------------------------------------------------------------------------------
Strategic Income Fund           $ 72,651,075        $ 1,469,781        $(1,116,985)        $   352,796
-------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Diamond Hill Funds


By (Signature and Title)


/s/ James F. Laird, Jr.
------------------------------
James F. Laird, Jr.
President


Date:  November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)


/s/ James F. Laird, Jr.
------------------------------
James F. Laird, Jr.
President


Date:  November 22, 2005


By (Signature and Title)


/s/ Gary R. Young
------------------------------
Gary R. Young.
Treasurer


Date:  November 22, 2005